Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Horizon Kinetics Blockchain Development ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Blockchain Development ETF
Class Name	Horizon Kinetics Blockchain Development ETF
Trading Symbol	BCDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Blockchain Development ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/bcdf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Blockchain Development ETF	$42	0.85%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Material Change Date	Jul. 06, 2026
Net Assets	$ 21,615,733
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 90,613
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$21,615,733
Number of Holdings	35
Net Advisory Fee	$90,613
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	90.8%
Exchange Traded Funds	0.7%
Cash & Other	8.5%

Top 10 Issuers	(%)
Singapore Exchange Ltd.	8.0%
Urbana Corp.	7.1%
Cboe Global Markets, Inc.	6.6%
TMX Group Ltd.	5.2%
Deutsche Boerse AG	4.8%
Nasdaq, Inc.	4.5%
Japan Exchange Group, Inc.	4.5%
CACI International, Inc.	4.3%
Hawaiian Electric Industries, Inc.	4.2%
Intercontinental Exchange, Inc.	4.1%

Top Ten Countries	(%)
United States	52.7%
Canada	12.3%
Singapore	8.0%
Japan	5.8%
Germany	4.8%
Australia	3.1%
United Kingdom	2.3%
Netherlands	2.0%
New Zealand	0.5%
Cash & Other	8.5%

Material Fund Change [Text Block]	Material Fund Changes: Effective July 6, 2026, Murray Stahl no longer serves as Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/bcdf/
Horizon Kinetics Energy and Remediation ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Energy and Remediation ETF
Class Name	Horizon Kinetics Energy and Remediation ETF
Trading Symbol	NVIR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Energy and Remediation ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/nvir/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Energy and Remediation ETF	$46	0.85%
[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Material Change Date	Jul. 06, 2026
Net Assets	$ 5,825,684
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 22,676
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,825,684
Number of Holdings	39
Net Advisory Fee	$22,676
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Energy	80.6%
Industrial	15.9%
Basic Materials	1.9%
Consumer, Non-cyclical	1.1%
Cash & Other	0.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	6.2%
CES Energy Solutions Corp.	5.9%
Williams Cos., Inc.	5.6%
WaterBridge Infrastructure LLC	5.3%
Enerflex Ltd.	4.2%
EQT Corp.	4.1%
Permian Basin Royalty Trust	4.0%
Cheniere Energy, Inc.	3.9%
Suncor Energy, Inc.	3.8%
Select Water Solutions, Inc.	3.4%

Material Fund Change [Text Block]	Material Fund Changes: Effective July 6, 2026, James Davolos was added as a Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/nvir/
Horizon Kinetics Inflation Beneficiaries ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Inflation Beneficiaries ETF
Class Name	Horizon Kinetics Inflation Beneficiaries ETF
Trading Symbol	INFL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Inflation Beneficiaries ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/infl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Inflation Beneficiaries ETF	$45	0.85%
[3]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 1,473,820,164
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 6,268,750
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,473,820,164
Number of Holdings	48
Net Advisory Fee	$6,268,750
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	97.2%
Cash & Other	2.8%

Top 10 Issuers	(%)
Landbridge Co. LLC	6.9%
WaterBridge Infrastructure LLC	5.8%
Wheaton Precious Metals Corp.	5.5%
Texas Pacific Land Corp.	5.1%
PrairieSky Royalty Ltd.	4.8%
Franco-Nevada Corp.	4.7%
Viper Energy, Inc.	4.3%
Cameco Corp.	4.2%
Singapore Exchange Ltd.	3.8%
Intercontinental Exchange, Inc.	3.7%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/infl/
Horizon Kinetics Japan Owner Operator ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Japan Owner Operator ETF
Class Name	Horizon Kinetics Japan Owner Operator ETF
Trading Symbol	JAPN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Japan Owner Operator ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/japn/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/japn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Japan Owner Operator ETF	$40	0.85%
[4]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Material Change Date	Jul. 06, 2026
Net Assets	$ 23,170,861
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 100,978
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$23,170,861
Number of Holdings	33
Net Advisory Fee	$100,978
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Consumer, Cyclical	25.8%
Technology	18.8%
Industrial	17.8%
Consumer, Non-cyclical	16.5%
Communications	13.0%
Utilities	3.9%
Cash & Other	4.2%

Top 10 Issuers	(%)
Furuno Electric Co. Ltd.	8.7%
Japan Elevator Service Holdings Co. Ltd.	4.9%
Finatext Holdings Ltd.	4.7%
Resorttrust, Inc.	4.5%
M&A Capital Partners Co. Ltd.	4.4%
Furyu Corp.	4.3%
Hikari Tsushin, Inc.	3.9%
ULS Group, Inc.	3.8%
Kotobuki Spirits Co. Ltd.	3.8%
Pan Pacific International Holdings Corp.	3.6%
Geographic Breakdown (%)

Material Fund Change [Text Block]	Material Fund Changes: Effective July 6, 2026, Murray Stahl no longer serves as Portfolio Manager of the Fund, and Peter Doyle was added as a Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/japn/
Horizon Kinetics Medical ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Medical ETF
Class Name	Horizon Kinetics Medical ETF
Trading Symbol	MEDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Medical ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/medx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Medical ETF	$44	0.85%
[5]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Jul. 06, 2026
Net Assets	$ 19,077,053
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 78,530
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$19,077,053
Number of Holdings	32
Net Advisory Fee	$78,530
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Consumer, Non-cyclical	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%)
Eli Lilly & Co.	18.5%
AbbVie, Inc.	8.9%
Novartis AG	6.9%
Johnson & Johnson	5.6%
Alkermes PLC	5.5%
AstraZeneca PLC	5.0%
Ionis Pharmaceuticals, Inc.	4.5%
Bristol-Myers Squibb Co.	4.4%
Merck & Co., Inc.	4.0%
Amgen, Inc.	3.9%

Material Fund Change [Text Block]	Material Fund Changes: Effective July 6, 2026, Murray Stahl no longer serves as Portfolio Manager of the Fund, and both James Davolos and Brandon Colavita were added as Portfolio Managers.
Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/medx/
Horizon Kinetics SPAC Active ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics SPAC Active ETF
Class Name	Horizon Kinetics SPAC Active ETF
Trading Symbol	SPAQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics SPAC Active ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/spaq/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics SPAC Active ETF	$43	0.85%
[6]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 10,086,585
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 41,804
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$10,086,585
Number of Holdings	59
Net Advisory Fee	$41,804
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Special Purpose Acquisition Companies (SPACs)	98.2%
Cash & Other	1.8%

Top 10 Issuers	(%)
Oaktree Acquisition Corp. III Life Sciences	5.3%
NewHold Investment Corp. IV	4.6%
Evolution Global Acquisition Corp.	4.2%
Wen Acquisition Corp.	4.2%
Metals Acquisition Corp. II	4.2%
Space Asset Acquisition Corp.	4.2%
Willow Lane Acquisition Corp. II	4.1%
OTG Acquisition Corp. I	4.1%
Kensington Capital Acquisition Corp. VI	4.1%
Cantor Equity Partners V, Inc.	4.1%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/spaq/
Horizon Kinetics Texas ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Texas ETF
Class Name	Horizon Kinetics Texas ETF
Trading Symbol	TEXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Kinetics Texas ETF (the “Fund”) for the period of January 21, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/texx/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://horizonkinetics.com/products/etf/texx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Horizon Kinetics Texas ETF	$40	0.85%
[7]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Material Change Date	Jul. 06, 2026
Net Assets	$ 2,876,071
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 9,857
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,876,071
Number of Holdings	32
Net Advisory Fee	$9,857
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Energy	62.2%
Consumer, Cyclical	8.2%
Utilities	8.1%
Consumer, Non-cyclical	6.8%
Industrial	3.2%
Basic Materials	2.2%
Financial	2.1%
Cash & Other	7.2%

Top 10 Issuers	(%)
Landbridge Co. LLC	7.2%
Permian Basin Royalty Trust	7.0%
Texas Pacific Land Corp.	5.2%
Diamondback Energy, Inc.	4.1%
WaterBridge Infrastructure LLC	4.1%
Quanta Services, Inc.	4.0%
SLB Ltd.	3.5%
Fluor Corp.	3.2%
EOG Resources, Inc.	3.2%
Plains All American Pipeline LP	3.1%

Material Fund Change [Text Block]	Material Fund Changes: Effective July 6, 2026, James Davolos was added as a Portfolio Manager of the Fund.
Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/texx/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
**	Annualized